Business Combination - Schedule of Assets Acquired and Liabilities Assumed Based on their Estimated Relative Fair Values (Parentheticals) (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
EONR Class A Common Shares for Option Agreement [Member]
Business Combination - Schedule of Assets Acquired and Liabilities Assumed Based on their Estimated Relative Fair Values (Parentheticals) (Details) [Line Items]
Number of shares issued		10,000
EONR Class A Common Shares [Member]
Business Combination - Schedule of Assets Acquired and Liabilities Assumed Based on their Estimated Relative Fair Values (Parentheticals) (Details) [Line Items]
Number of shares issued		200,000
OpCo Class B Units [Member]
Business Combination - Schedule of Assets Acquired and Liabilities Assumed Based on their Estimated Relative Fair Values (Parentheticals) (Details) [Line Items]
Number of shares issued	1,800,000	1,800,000
OpCo Preferred Units [Member]
Business Combination - Schedule of Assets Acquired and Liabilities Assumed Based on their Estimated Relative Fair Values (Parentheticals) (Details) [Line Items]
Number of shares issued	1,500,000	1,500,000